Fees Summary	Aug. 29, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,494,610,471.96
Previously Paid Amount	153.10
Total Fee Amount	228,824.86
Total Offset Amount	0.00
Net Fee	$ 228,671.76